Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2025
Basis Of Preparation [Abstract]
Disclosure of detailed information about subsidiaries [Table Text Block]
Affiliate name	Location	Interest	Classification and accounting method
Galiano International (Isle of Man) Ltd.	Isle of Man	100%	Consolidated
Galiano Gold (Isle of Man) Ltd.	Isle of Man	100%	Consolidated
Asanko Gold Ghana Ltd.1	Ghana	90%	Consolidated
Adansi Gold Company (GH) Ltd.1	Ghana	100%	Consolidated
Shika Group Finance Limited1	Isle of Man	100%	Consolidated
13579 Holding Limited2	Malta	100%	Consolidated

1 From January 1, 2024 to March 3, 2024, the Company equity accounted for its then 45% interest in AGGL and 50% interest in each of Adansi Gold Company (GH) Ltd. and Shika Group Finance Limited.

2 Galiano Gold Netherlands B.V., a Netherlands domiciled company, was migrated to Malta during the fourth quarter of 2025 and the business name was changed to 13579 Holding Limited.